Consolidated Statements of Operations and Comprehensive Income In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Revenues:
Online game services	$ 1,041,077	6,552,431	4,944,439	3,368,689
Advertising services	126,380	795,422	633,209	383,560
Wireless value-added services and others	19,844	124,898	82,141	71,202
Total revenues	1,187,301	7,472,751	5,659,789	3,823,451
Business tax expense	(28,933)	(182,099)	(152,120)	(66,504)
Net revenues	1,158,368	7,290,652	5,507,669	3,756,947
Cost of revenues	(376,919)	(2,372,288)	(1,798,841)	(972,374)
Gross profit	781,449	4,918,364	3,708,828	2,784,573
Operating expenses:
Selling and marketing expenses	(134,925)	(849,205)	(656,976)	(351,661)
General and administrative expenses	(44,524)	(280,227)	(189,621)	(165,205)
Research and development expenses	(73,959)	(465,490)	(317,929)	(244,272)
Total operating expenses	(253,408)	(1,594,922)	(1,164,526)	(761,138)
Operating profit	528,041	3,323,442	2,544,302	2,023,435
Other income (expenses):
Investment income	2,245	14,128	290	354
Interest income	41,000	258,053	141,001	128,168
Exchange gains (losses)	(12,561)	(79,058)	(89,488)	9,617
Other, net	15,756	99,164	(19,634)	(10,934)
Income before tax	574,481	3,615,729	2,576,471	2,150,640
Income tax	(62,402)	(392,756)	(344,446)	(313,861)
Net income	512,079	3,222,973	2,232,025	1,836,779
Net loss attributable to non-controlling interests	1,794	11,291	3,747	13,657
Net income attributable to the NetEase, Inc.'s shareholders	513,873	3,234,264	2,235,772	1,850,436
Comprehensive income	$ 513,873	3,234,264	2,235,772	1,850,436
Net income per share, basic (in CNY and dollars per share)	$ 0.16	0.99	0.69	0.57
Net income per ADS, basic (in CNY and dollars per share)	$ 3.93	24.76	17.22	14.34
Net income per share, diluted (in CNY and dollars per share)	$ 0.16	0.99	0.69	0.57
Net income per ADS, diluted (in CNY and dollars per share)	$ 3.92	24.68	17.14	14.24
Weighted average number of ordinary shares outstanding, basic (in shares)	3,265,550	3,265,550	3,246,426	3,225,250
Weighted average number of ADS outstanding, basic (in shares)	130,622	130,622	129,857	129,010
Weighted average number of ordinary shares outstanding, diluted (in shares)	3,276,704	3,276,704	3,261,886	3,248,983
Weighted average number of ADS outstanding, diluted (in shares)	131,068	131,068	130,475	129,959